Weighted-Average Assumptions used to Determine Accumulated Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.10%	4.70%
Assumed rate of increase in future compensation levels	4.00%	4.00%
Current healthcare cost trend rate	7.80%	7.90%
Ultimate healthcare cost trend rate	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	3 years	4 years